Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ (10,132)	₩ (28,134)	₩ (52,157)
Shareholders' equity	₩ (7,273)	₩ (23,817)	₩ (45,632)
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of foreign exchange rate	(10.00%)	(10.00%)	(10.00%)
Income before tax	₩ 10,132	₩ 28,134	₩ 52,157
Shareholders' equity	₩ 7,273	₩ 23,817	₩ 45,632
Ten percentage increase in market equity price [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of price	10.00%	10.00%	10.00%
Shareholders' equity	₩ 686	₩ 539	₩ 3,469
10% decrease in market equity price [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of price	(10.00%)	(10.00%)	(10.00%)
Shareholders' equity	₩ (686)	₩ (539)	₩ (3,469)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ 1,942	₩ (3,456)	₩ (3,601)
Shareholders' equity	₩ 4,868	₩ (1,673)	₩ (245)
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ (1,954)	₩ 3,445	₩ 3,615
Shareholders' equity	₩ (5,198)	₩ (5,025)	₩ (5,764)